Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000127228 | Americas
Holdings [Line Items]
Percent of Total Investments	92.98%
C000127228 | EMEA
Holdings [Line Items]
Percent of Total Investments	7.02%
C000127228 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	23.53%
C000127228 | Technology
Holdings [Line Items]
Percent of Total Investments	18.50%
C000127228 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	13.07%
C000127228 | Energy
Holdings [Line Items]
Percent of Total Investments	9.94%
C000127228 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.63%
C000127228 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	7.87%
C000127228 | Financials
Holdings [Line Items]
Percent of Total Investments	6.69%
C000127228 | Funds
Holdings [Line Items]
Percent of Total Investments	5.99%
C000127228 | Materials
Holdings [Line Items]
Percent of Total Investments	4.78%
C000115401 | Americas
Holdings [Line Items]
Percent of Total Investments	92.98%
C000115401 | EMEA
Holdings [Line Items]
Percent of Total Investments	7.02%
C000115401 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	23.53%
C000115401 | Technology
Holdings [Line Items]
Percent of Total Investments	18.50%
C000115401 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	13.07%
C000115401 | Energy
Holdings [Line Items]
Percent of Total Investments	9.94%
C000115401 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.63%
C000115401 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	7.87%
C000115401 | Financials
Holdings [Line Items]
Percent of Total Investments	6.69%
C000115401 | Funds
Holdings [Line Items]
Percent of Total Investments	5.99%
C000115401 | Materials
Holdings [Line Items]
Percent of Total Investments	4.78%
C000017638 | Americas
Holdings [Line Items]
Percent of Total Investments	92.98%
C000017638 | EMEA
Holdings [Line Items]
Percent of Total Investments	7.02%
C000017638 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	23.53%
C000017638 | Technology
Holdings [Line Items]
Percent of Total Investments	18.50%
C000017638 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	13.07%
C000017638 | Energy
Holdings [Line Items]
Percent of Total Investments	9.94%
C000017638 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.63%
C000017638 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	7.87%
C000017638 | Financials
Holdings [Line Items]
Percent of Total Investments	6.69%
C000017638 | Funds
Holdings [Line Items]
Percent of Total Investments	5.99%
C000017638 | Materials
Holdings [Line Items]
Percent of Total Investments	4.78%
C000017637 | Americas
Holdings [Line Items]
Percent of Total Investments	92.98%
C000017637 | EMEA
Holdings [Line Items]
Percent of Total Investments	7.02%
C000017637 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	23.53%
C000017637 | Technology
Holdings [Line Items]
Percent of Total Investments	18.50%
C000017637 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	13.07%
C000017637 | Energy
Holdings [Line Items]
Percent of Total Investments	9.94%
C000017637 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.63%
C000017637 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	7.87%
C000017637 | Financials
Holdings [Line Items]
Percent of Total Investments	6.69%
C000017637 | Funds
Holdings [Line Items]
Percent of Total Investments	5.99%
C000017637 | Materials
Holdings [Line Items]
Percent of Total Investments	4.78%
C000127230 | Americas
Holdings [Line Items]
Percent of Total Investments	99.70%
C000127230 | EMEA
Holdings [Line Items]
Percent of Total Investments	0.30%
C000127230 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	28.46%
C000127230 | Technology
Holdings [Line Items]
Percent of Total Investments	26.37%
C000127230 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	17.87%
C000127230 | Energy
Holdings [Line Items]
Percent of Total Investments	0.02%
C000127230 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.53%
C000127230 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	4.51%
C000127230 | Financials
Holdings [Line Items]
Percent of Total Investments	4.48%
C000127230 | Materials
Holdings [Line Items]
Percent of Total Investments	1.76%
C000120978 | Americas
Holdings [Line Items]
Percent of Total Investments	99.70%
C000120978 | EMEA
Holdings [Line Items]
Percent of Total Investments	0.30%
C000120978 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	28.46%
C000120978 | Technology
Holdings [Line Items]
Percent of Total Investments	26.37%
C000120978 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	17.87%
C000120978 | Energy
Holdings [Line Items]
Percent of Total Investments	0.02%
C000120978 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.53%
C000120978 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	4.51%
C000120978 | Financials
Holdings [Line Items]
Percent of Total Investments	4.48%
C000120978 | Materials
Holdings [Line Items]
Percent of Total Investments	1.76%
C000120977 | Americas
Holdings [Line Items]
Percent of Total Investments	99.70%
C000120977 | EMEA
Holdings [Line Items]
Percent of Total Investments	0.30%
C000120977 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	28.46%
C000120977 | Technology
Holdings [Line Items]
Percent of Total Investments	26.37%
C000120977 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	17.87%
C000120977 | Energy
Holdings [Line Items]
Percent of Total Investments	0.02%
C000120977 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.53%
C000120977 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	4.51%
C000120977 | Financials
Holdings [Line Items]
Percent of Total Investments	4.48%
C000120977 | Materials
Holdings [Line Items]
Percent of Total Investments	1.76%
C000127229 | Americas
Holdings [Line Items]
Percent of Total Investments	96.01%
C000127229 | EMEA
Holdings [Line Items]
Percent of Total Investments	3.99%
C000127229 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	23.24%
C000127229 | Technology
Holdings [Line Items]
Percent of Total Investments	18.87%
C000127229 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	16.38%
C000127229 | Energy
Holdings [Line Items]
Percent of Total Investments	13.37%
C000127229 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.37%
C000127229 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	10.98%
C000127229 | Financials
Holdings [Line Items]
Percent of Total Investments	5.18%
C000127229 | Materials
Holdings [Line Items]
Percent of Total Investments	6.61%
C000092485 | Americas
Holdings [Line Items]
Percent of Total Investments	96.01%
C000092485 | EMEA
Holdings [Line Items]
Percent of Total Investments	3.99%
C000092485 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	23.24%
C000092485 | Technology
Holdings [Line Items]
Percent of Total Investments	18.87%
C000092485 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	16.38%
C000092485 | Energy
Holdings [Line Items]
Percent of Total Investments	13.37%
C000092485 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.37%
C000092485 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	10.98%
C000092485 | Financials
Holdings [Line Items]
Percent of Total Investments	5.18%
C000092485 | Materials
Holdings [Line Items]
Percent of Total Investments	6.61%
C000092484 | Americas
Holdings [Line Items]
Percent of Total Investments	96.01%
C000092484 | EMEA
Holdings [Line Items]
Percent of Total Investments	3.99%
C000092484 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	23.24%
C000092484 | Technology
Holdings [Line Items]
Percent of Total Investments	18.87%
C000092484 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	16.38%
C000092484 | Energy
Holdings [Line Items]
Percent of Total Investments	13.37%
C000092484 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.37%
C000092484 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	10.98%
C000092484 | Financials
Holdings [Line Items]
Percent of Total Investments	5.18%
C000092484 | Materials
Holdings [Line Items]
Percent of Total Investments	6.61%